Basis of Preparation - Going Concern (Details) € in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Basis of Preparation and Changes to the Group's Accounting Policies
Accumulated loss		€ 1,355,690	€ 970,198
Shareholders' deficit		€ 84,553	€ (203,503)	€ (232,497)	€ (342,511)
Gross funding from the issuance of additional Class A shares and warrants to purchase Class A shares | $	$ 192